Deutsche Bank's Transformation - Deutsche Banks Transformation (Detail: Text Values) - EUR (€)	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Software impairments [Abstract]
Impairment from reassessment		€ 16,000,000		€ 33,000,000
Amortization on software	€ 25,000,000	47,000,000	€ 50,000,000	94,000,000
Impairment of Right-of-Use assets and other related impacts	39,000,000	11,000,000	101,000,000	21,000,000
Deferred tax asset adjustments	21,000,000	30,000,000	21,000,000	35,000,000
Restructuring Expenses	86,000,000	123,000,000	€ 102,000,000	197,000,000
Impacted FTE			275
Severance payments	38,000,000	62,000,000	€ 79,000,000	76,000,000
Other transformation related expenses including expenses for Audit, Accounting and Tax, consulting fees and IT consulting fees	€ 35,000,000	€ 21,000,000	€ 64,000,000	€ 32,000,000